Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 — Subsequent Events

On May 5, 2014, we announced preliminary efficacy and safety results of our RECOVER-Stroke Phase 2 clinical trial in patients with neurological damage arising from ischemic stroke and treated with ALD-401. Observed improvements in the primary endpoint (mean modified Rankin Score or mRS) of the trial were not clinically or statistically significant. In light of this outcome, we plan to discontinue further funding of the ALD-401 development program.

Our ongoing Phase 2 PACE clinical trial in patients with intermittent claudication and peripheral artery disease treated with ALD-301 continues to enroll patients. The study is being funded entirely by NHLBI/NIH. Additionally, we are continuing a Phase 1 clinical trial of ALD-301 in patients with grade IV malignant glioma following surgery, which is funded by Duke University. We have no current plans to change our approach with respect to these programs.

Our sole indefinite-lived intangible asset is the IPR&D acquired in connection with our acquisition of Aldagen, and consists of our ALDH bright cell platform including ALD-301 and ALD-401. We believe that our Phase 2 clinical trial results from the RECOVER-stroke trial announced on May 5, 2014 represents a “change in circumstances” which will require us to assess the IPR&D for possible impairment as of that date. We have begun that assessment and expect to be able to conclude as to any impairment during the quarter ending June 30, 2014. IPR&D is valued at $29.6 million as of March 31, 2014, so any impairment charge could have a material effect on our financial position and results of operations.

With the discontinuance of the ALD-401 program and with NIH and Duke fully supporting the other ALD trials, we plan to begin closing our research and development facility in Durham, North Carolina in the second quarter of 2014. Any such costs and liabilities related to this anticipated closure, including lease termination costs, asset disposal costs, and employee benefits, will be recognized and measured at fair value in the period when such costs are incurred, which likely will be during the remaining quarters of 2014.

Note 23 — Subsequent Events

Completion of the December 2013 Private Offering

On November 21, 2013, we entered into subscription agreements (the “Subscription Agreements”) with certain institutional and individual “accredited investors”, with respect to the sale of 10% subordinated convertible notes (the “Notes”) and warrants to purchase shares of our Common stock for gross proceeds of $3 million (the “Offering”). At closing of the Offering which took place on December 10, 2013, 75% of the net proceeds were disbursed to the Company, with the balance to be disbursed ten days after the Company’s registration statement in connection with the resale of the securities sold in the Offering is declared effective. Subsequently, the remaining proceeds were delivered to the Company.

The principal amount of the Notes will be due May 1, 2016 (or 91 days following payment in full of our senior debt facility currently in place with Midcap Financial LLC (“Midcap”)). The Notes will accrue interest at a rate of 10% per annum, payable quarterly in cash or shares of our Common stock, and may be converted into the shares of our Common stock at any time following the closing at the conversion price of $0.46 per share. We may, upon advance notice, at any time prior to 120 days after the closing, repurchase the Notes from the investors at a price equal to 110% of the principal amount of the Notes outstanding plus any accrued and unpaid interest. The Notes also contain conversion price anti-dilution adjustments and other similar provisions. In connection with the issuance of the Notes, we also agreed to issue to the investors in the Offering five-year warrants (the “Warrants”) to purchase shares of our Common stock in the amount equal to 75% of the number of our Common stock shares into which the Notes may be converted at the closing, at an exercise price of $0.68 per share. The Warrants also contain exercise price anti-dilution adjustments, cashless exercise and other similar provisions.

As agreed with the investors in the Offering, we filed a registration statement to register the resale the shares of our Common stock underlying the Notes, the Warrants and the placement agent warrants to be issued in the Offering. The registration statement was declared effective by the SEC.

In connection with the Offering, we paid to BTIG, LLC, the placement agent in connection with this Offering, $240,000 cash commission on the gross proceeds of the Offering, and issued the placement agent warrant to acquire 194,133 shares of our Common stock on the terms and provisions substantially similar to the investor warrants, including the same registration rights, as well as reimbursed the placement agent for certain out of pocket and legal expenses. Also, in connection with the foregoing Offering, we entered into a certain warrant modification agreement with our senior secured lender, Midcap, also an investor in this Offering, to reduce the exercise price of the February 2013 warrant issued by the Company to Midcap to $0.46 per share, subject to future reduction upon completion of a future financing. In addition, we granted to the investors in the offering, as a group, a right of participation in the amount of up to 35% of the gross amount to be raised in a subsequent offering with respect to future sales of our equity securities to third party investors for a period of nine months following the closing of the December 2013 private offering. We intend to use the net proceeds of the Offering for the general corporate and working capital purposes.

Deerfield Facility Agreement

On March 31, 2014, Cytomedix, Inc., a Delaware corporation (the “Company”), and Deerfield Management Company, L.P. (“Deerfield”) entered into a certain Facility Agreement, dated as of March 31, 2014 (the “Facility Agreement”). Under the terms of this agreement, Deerfield agreed to provide to the Company with a convertible credit facility (the “Facility”) in an amount up to $35 million to be disbursed as follows: (i) the initial draw of $9 million of the Facility to be disbursed on the closing date of this transaction, which took place on March 31, 2014 (the “Closing”) (the “Initial Draw”), and (ii) following the authorization by the Company’s shareholders to increase the Company’s authorized capital stock of the Company at a special meeting of the Company’s shareholders (the “Share Authorization Event”), the Company will be required to draw and Deerfield will be required to fund, the remaining $26 million of the Facility (the “Second Draw”). Certain existing stockholders of the Company, representing approximately 30% of the common shares outstanding of the Company entitled to vote at the special meeting of the Company’s shareholders, entered into voting agreements pursuant to which they agreed to vote their shares of the Company’s stock in favor of, among other things, the Share Authorization Event. Such shareholders, however, retained the right to terminate the voting agreements upon the occurrence of certain events generally referred to as the Stroke Trial Price Event. The Stroke Trial Price Event (as fully defined in the Facility Agreement) would occur if (i) the primary efficacy endpoint of the RECOVER Stroke Phase 2 trial is met in the modified intent to treat population, (ii) failure of the Company’s shareholders to approve the Share Authorization Event, (iii) the average VWAP of the Company’s stock price for the five days immediately after the public announcement of the results of the stroke trial is at least 50% greater than the average VWAP for the five day period immediately preceding the announcement of the results of the stroke trial, and (iv) the average VWAP for the five day period preceding the announcement of the results of the special meeting of the Company’s shareholders is at least 200% of the Conversion Price of $0.52 or $1.04.

The Facility will be due in full on the fifth anniversary of the Closing. The Facility is structured as a purchase of senior secured convertible notes (the “Notes”), which bear interest at a rate of 5.75% per annum, payable quarterly in arrears in cash or, at the Company’s election after the Second Draw, registered shares of the Company’s common stock; provided, that during the first five quarters following the Closing, the Company has the option of having all or any portion of accrued interest added to the principal balance of the Facility. However, in the event (of the earlier one to occur) that the Second Draw has not occurred within 120 days following the Closing or the Company’s shareholders do not approve the Share Authorization Event, Deerfield will be entitled, at its election after such event, to a cash payment equal to the greater of: (i) the outstanding principal amount plus all interest accrued and unpaid under the Note plus the Yield Enhancement Payment (as defined below), or (ii) an amount equal to the outstanding principal amount plus all interests accrued and unpaid under the Notes and the Yield Enhancement Payment, multiplied by the ratio of (a) the average of the daily volume weighted average sale price of the Company’s common stock (the “Average VWAP”) for each of the five trading days prior to the Share Authorization Event divided by (b) the Conversion Price (as defined below). However, in the event of a Stroke Trial Price Event (as defined in the Facility Agreement), the Company would have 100 days to cure such non-occurrence of the Share Authorization Event so that a sufficient number of the shares of the Company’s common stock is authorized to allow the conversion of the Notes issued in the Initial Draw and associated Deerfield Warrants into shares of the Company’s common stock. The term “Yield Enhancement Payment” refers to a payment of 3% of the principal amount of the Facility drawn, payable in shares of the Company’s common stock at the Conversion Price immediately after the Second Draw unless there has been the non-occurrence of the Share Authorization Event, or, in cash, if such shares of the Company’s common stock are otherwise not available for issuance.

At any time after the Share Authorization Event, Deerfield will have the right, subject to 9.98% beneficial ownership limitation, to convert the principal amount of the Facility into shares of common stock of the Company (“Conversion Shares”) at a per share price equal to $0.52. In addition, the Company granted to Deerfield the option to require the Company to redeem up to 33.33% of the total amount drawn under the Facility together with any accrued and unpaid interest thereon, on each of the 2 nd , 3 rd and 4 th anniversaries of the Closing with the option right triggered upon the Company’s net revenues failing to be equal or exceed the quarterly milestone amounts set forth in the Facility Agreement. The Company also granted Deerfield the option to require the Company to apply 35% of the proceeds received by the Company in equity-raising transaction(s) to redeem outstanding principal and interest of the Notes, provided that the first $10 million so raised by the Company will be exempt from this put option.

The Facility Agreement includes customary representations and warranties and covenants by the Company, including restrictions on the incurrence of additional indebtedness. Events of default under the Facility Agreement include, among others, failure by the Company to timely make payments due under the Facility; failure by the Company to comply with its covenants under the Facility Agreement, subject to a cure period with respect to most covenants; inaccuracies in representations and warranties of the Company; insolvency or bankruptcy-related events with respect to the Company; or the Company’s cash and cash equivalents and short-term and long-term marketable securities, as set forth on the Company’s balance sheet, being less than $5 million following the Second Draw.

In addition, also on the Closing date, the Company entered into a Security Agreement (the “Security Agreement”), which provides, among other things, that the Company’s obligations under the Notes will be secured by a first priority security interest, subject to customary permitted liens, on all assets of the Company. The Security Agreement also includes customary covenants by the Company, remedies of Deerfield and representations and warranties by the Company.

In connection with the Facility and at the time of the Initial Draw, the Company agreed to issue to Deerfield 25,115,384 warrants to purchase shares of the Company’s common stock at the exercise price of $0.52 per share (the “Deerfield Warrants”), subject to adjustments. However, no such adjustment will take place in the event a Stroke Trial Price Event takes place. At the time of the Second Draw, if any, the Company will issue to Deerfield additional 67,500,001 warrants to purchase shares of the Company’s common stock at the exercise price of $0.52. The seven-year Deerfield Warrants also contain certain limitations that prevent the holder of any Warrants from acquiring shares upon exercise of a warrant that would result in the number of shares beneficially owned by it and its affiliates to exceed 9.98% of the total number of shares of our common stock then issued and outstanding. The number of shares for which the Warrants are exercisable and the associated exercise prices are subject to certain adjustments as set forth in the Warrants. The holder has the right to net exercise any outstanding Warrants for shares of the Company’s common stock. In addition, upon certain changes in control of the Company, to the extent the Warrants are not assumed by the acquiring entity, the holder can elect to receive, subject to certain limitations and assumptions, a number of shares of our common stock or, in certain circumstances, cash equal to the Black-Scholes value of the outstanding Warrants. The maximum number of shares of our common stock that can be issued pursuant to the terms of the Warrants, assuming we issue the additional warrants, is 92,615,385 million shares. The Company relied on the exemption from registration contained in Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), for the issuance of the Deerfield Warrants and expects to rely on such exemption for any issuance of its shares issuable upon exercise of the Deerfield Warrants (the “Deerfield Warrant Shares”). The Deerfield Warrants and the Deerfield Warrant Shares have not been registered under the Securities Act or state securities laws and may not be offered or sold in the United States absent registration with the SEC or an applicable exemption from the registration requirements.

The Company and Deerfield also entered into a Registration Rights Agreement dated as of the same date (the “Deerfield Registration Rights Agreement”) pursuant to which the Company agreed to file a registration statement to register the resale of the Conversion Shares and the Deerfield Warrant Shares of the Company’s common stock following the Share Authorization Event.

The Company agreed to pay BTIG, LLC, the placement agent in connection with this transaction (the “Placement Agent”), the following compensation if the full $35 million Facility is funded: (i) $2,450,000 cash commission (of which $720,000 will be paid upon closing of the Initial Draw), (ii) a warrant to acquire 4,797,692 shares of the Company’s common stock on the terms and provisions substantially similar to the Deerfield Warrants, (the “Deerfield Placement Agent Warrants”) (of which 1,272,692 warrants will be issued upon closing of the Initial Draw and (iii) out of pocket and legal expenses of the placement agent.

Upon the closing of the Initial Draw and following the prepayment and retirement of (i) the MidCap Note, interest and fees in the amount of approximately $3.8 million, and (ii) one of the December 2013 Convertible Notes in the amount of approximately $339,000, net proceeds to the Company in the amount of approximately $4.1 million will be utilized for general corporate and working capital purposes.

JP Nevada Trust Subordination

In connection with the foregoing, the Company (and its subsidiaries, Cytomedix Acquisition Company, a Delaware limited liability company, and Aldagen, Inc., a Delaware corporation) and the holder of the April 2011 $2.1 million secured promissory note, JP’s Nevada Trust (“JPT”), agreed to subordinate its security interest in the Company under the note to that of Deerfield, in consideration for the Company’s issuing JPT a 5-year warrant to purchase 750,000 shares of the Company’s common stock at an exercise price of $0.52 (the “JPT Warrants”). The JPT Warrants also contain price adjustments and other provisions customary to instruments of this nature. The JPT Warrants were issued in a transaction exempt from registration under the Securities Act, in reliance on Section 4(2) thereof. JPJ is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act, and the Company issued the securities in reliance upon an exemption from registration contained in Section 4(2) and Rule 506 under the Securities Act. These securities qualify for exemption since the issuance of the securities by us did not involve a public offering as defined in Section 4(2) due to our existing relationship with the note holder, the insubstantial number of persons involved in the sale, size of the offering, manner of the offering and number of securities offered. Based on an analysis of the above factors, we have met the requirements to qualify for exemption under Section 4(2) of the Securities Act and Regulation D for this transaction. The JPT Warrants and the shares of the Company’s common stock underlying such warrants may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

Payoff and Discharge of the MidCap Note

On March 31, 2014, the Company paid approximately $3.8 million to extinguish the secured debt, (interest accrued to date and applicable fees) (evidenced by a senior secured promissory note) owed to MidCap under such note, dated February 19, 2013, thereby discharging the Note and the debt thereunder. The Company has no further obligations or liability under the Note. The financial impact of the foregoing payoff will be reflected in the Company's quarterly period ended March 31, 2014.

December 2013 Convertible Note Conversions

All (except one) holders of the Company’s outstanding 10% subordinated convertible notes (the “Notes”) purchased in the December 2013 private placement converted their Notes and accrued interest into shares of the Company’s common stock, under the terms of such Notes at the conversion price of $0.4636 per share, and at a conversion price of $0.5295 for the accrued interest for the total of 5,981,859 shares of the Company’s common stock. All such holders of the Notes were “accredited investors” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act), and the Company issued such securities in reliance upon an exemption from registration requirements under the Securities Act. These securities qualify for exemption since the issuance of the securities by us did not involve a public offering as defined in Section 4(2) due to our existing relationship with the note holder, the insubstantial number of persons involved in the sale, size of the offering, manner of the offering and number of securities offered. Based on an analysis of the above factors, we have met the requirements to qualify for exemption under Section 4(2) of the Securities Act and Regulation D for this transaction.

Private Placement of Common Stock and Warrants

On March 31, 2014, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with an institutional accredited investor (the “Purchaser”), with respect to the sale of 3,846,154 shares of the Company’s common stock and warrants to purchase shares of common stock of the Company (the “Warrants”) (together, the “Securities”), for gross proceeds of $2 million (the “Offering”). The Purchaser will be issued 5-year Warrants to purchase 2,884,615 shares of common stock at an exercise price per share (the “Exercise Price”) of $0.52. The Warrants are exercisable immediately on the date of issuance and will expire on March 31, 2019. In addition, the Purchaser agreed to execute a lockup agreement relating to the securities acquired by the Purchaser in the Offering pursuant to which the Purchaser agreed, among other things, to not to sell or otherwise dispose of such securities until the earlier of: (i) ten trading days following the Share Authorization Event or (ii) June 30, 2014. The Company agreed, pursuant to the terms of the Registration Rights Agreement entered into with the Purchaser (the “Equity Registration Right Agreement”), to register, subject to certain limitations, the securities sold in connection with the Offering (as well as warrants to purchase shares of the Company’s common stock in connection with the Offering, as well as the Deerfield Placement Agent Warrants, also issued in connection with this Offering and the Deerfield financing) for resale alongside with the Company’s securities registrable under the terms of the Deerfield Registration Rights Agreement. The Company agreed to pay the Placement Agent in connection with this Offering $160,000 cash commission on the gross proceeds of the Offering and 201,923 warrants to purchase shares of the Company’s common stock on the terms and provisions substantially similar to the Warrants, including the same registration rights, as well as out of pocket and legal expenses of the Placement Agent. The Warrants in the Offering and the placement agent warrants were sold in a transaction exempt from registration under the Securities Act, in reliance on Section 4(2) thereof. The Purchaser is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act, and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) and Rule 506 under the Securities Act.

These securities qualify for exemption since the issuance of the securities by us did not involve a public offering as defined in Section 4(2) due to our existing relationship with the note holder, the insubstantial number of persons involved in the sale, size of the offering, manner of the offering and number of securities offered. Based on an analysis of the above factors, we have met the requirements to qualify for exemption under Section 4(2) of the Securities Act and Regulation D for this transaction. The Warrants and the shares of the Company’s common stock underlying such warrants may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. The net proceeds of the Offering will be used for general corporate and working capital purposes.

The foregoing description of the Facility Agreement, the Notes, the Security Agreement, the Registration Rights Agreement, the Voting Agreements, the Deerfield Warrants, the Subscription Agreement, the Anson Registration Rights Agreement, the Warrants, JPT Warrants and other agreements and instruments in connection therewith does not purport to be complete and is subject to and qualified in its entirety by reference to the full text of such agreements and instruments, which are filed as Exhibits to this filing and are incorporated herein by reference. These various agreements contain representations and warranties by each of the parties thereto. The representations, warranties and covenants contained in such documents and agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements, and (i) should not be treated as statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the agreements by disclosures that were made to the other party in connection with the negotiation of the agreements; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of such agreements or such other date or dates as may be specified in the agreements.

Appointment Dean Tozer as the Company’s Chief Commercial Officer

On March 30, 2014, the Board appointed Dean Tozer as the Company’s Chief Commercial Officer, effective immediately. From 2006 to 2011, he was Senior Vice President at Advanced BioHealing Inc. where he was responsible for the acquisition and reintroduction of Dermagraft® into the U.S. market. Subsequently, Mr. Tozer was Vice President of Corporate Development at Shire Regenerative Medicine following the acquisition of Advanced BioHealing, where he led the business development efforts for that division including the 2012 acquisition of Pervasis Therapeutics, Inc. Mr. Tozer holds a Bachelor of Commerce degree from St. Mary’s University in Halifax, Canada and is a Certified Management Accountant.

There is no arrangement or understanding between Mr. Tozer and any other persons pursuant to which he was appointed as discussed above. Nor are there any family relationships between him and any executive officers and directors. Further, there are no transactions involving the Company which transaction would be reportable pursuant to Item 404(a) of Regulation S-K promulgated under the Securities Act.

In addition, the Board also approved the terms and provisions of Mr. Tozer’s employment with the Company as set forth in an employment letter dated March 30, 2014, to include, among others: (i) base salary of $300,000 per annum, subject to review by the Board for subsequent increases on an annual basis; (ii) an opportunity to earn an annual bonus, subject to the Board’s review and approval, and (iii) provisions relating to termination of his employment with or without cause as well as terminations for change in control of the Company. In addition, Mr. Tozer’s will be entitled to receive, at the Board’s review and discretion, a grant of stock options under the Company’s Equity Incentive Plan to acquire up to 1.27% of the Company’s common stock outstanding, vesting in equal installments over three years after the issuance date, 40% of which options vesting on the first anniversary of the issuance, and the remaining 60% — in equal monthly installments over the 24 month period following such first anniversary. The letter agreement also contains non-solicitation, non-disparagement, non-competition and other covenants and provisions customary for agreements of this nature.

Promotion of Peter Clausen to the Company’s Chief Science Officer

On March 30, 2014, the Board appointed Peter Clausen, the Company’s Senior VP of Technology and Business Development, to the offices of the Company’s Chief Science Officer. Pursuant to the terms of the letter agreement, (i) beginning on April 1, 2014, Mr. Clausen’s annual base salary was set to $290,000, subject to annual review by the Compensation Committee and (ii) he will be eligible to earn up to 40% of his annual salary as an annual bonus. In addition, Mr. Clausen will be entitled to receive, at the Board’s review and discretion, a grant of stock options under the Company’s Equity Incentive Plan to acquire up to 1.06% of the Company’s common stock outstanding, vesting in equal installments over three years after the issuance date, 25% of which options vesting on the first anniversary of the issuance, and the remaining 75% — in equal monthly installments over the 36 month period following such first anniversary. The letter agreement also contains non-solicitation, non-disparagement, non-competition and other covenants and provisions customary for agreements of this nature.